Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset:
NOL carryforward	$ 8,364	$ 19,584
Allowance for credit losses	38,402	58,036
Deferred compensation	5,876	10,852
Basis difference in acquired assets and liabilities	43,391	32,957
Unrealized loss on securities available for sale	12,198	14,019
OREO	2,639	4,498
Other	22,719	14,720
Deferred tax assets	133,589	154,666
Deferred tax liability:
Basis difference in acquired assets and liabilities	(31,309)	(13,150)
FHLB stock	(300)	(270)
Premises and equipment	(3,723)	(6,132)
Acquisition intangibles	(8,151)	(8,134)
Deferred loan costs	(3,114)	(4,702)
Other	(4,885)	(9,196)
Deferred tax liabilities	(51,482)	(41,584)
Net deferred tax asset	$ 82,107	$ 113,082